UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: 11/01/09 - 04/30/10

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)





















Semi-Annual Report
April 30, 2010


Management's Discussion of Fund Performance

June 25, 2008

Dear Fellow Shareholders:

We are very proud to present the April 2010 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

We've had a very exciting year these last twelve months as we find both Bullfinch funds once again at the top of the heap, ranked highly against their national peers. At one point in April, Wall Street Journal/Lipper reported both funds appeared in the national top ten ranking.

We can now reveal how we achieved this: The market, as measured by the S&P 500, has remained essentially flat since November. Both Bullfinch funds saw accelerated double-digit growth. In the six months ending April 30, 2010, the Unrestricted Series returned 16.17% and the Greater Western New York Series returned 18.74%.

While past performance can never guarantee future results, most of our success appears to have come from two actions. First, we didn't give up on some of our older individual positions last year when they lagged the broader markets. In the last six months, we saw Fastenal and Tyco rise by more than 50%. One stock, Carpenter, more than doubled by the time we sold it. In the Greater Western New York Series, besides Fastenal and Tyco, Astronics, Kodak, Moog, Southwest and Xerox returned 50% or more. Mod-Pac nearly doubled. In both Series, these greater returns came from a variety of industries. Additionally, of the four new stocks added to the portfolio, three produced double digit returns and the fourth performed on par with the market. On the negative side, only two stocks
- both in the Unrestricted Series - yielded negative returns. Chesapeake Utilities fell back just under 3% (it continues to yield more than 4% through its dividend, though). On the other hand, the good news is Meridian Bioscience took a dive right at the end of the reporting period. This is good news because of the reason for the drop. The Swine Flu "epidemic" petered out and the need for Meridian's vaccine died away. We view this as a short-term setback for the company. In the Greater Western New York Series, the worst performing stocks all met or exceeded the S&P 500. Again, these results appeared across all industries.

One of the advantages we have had in our funds, especially the Unrestricted Series, is the relative lack of financial stocks. While this hurt us when the market rebounded in the second quarter of 2009, the increased volatility of those stocks as Congress debates the financial regulation reform is one reason the market has been flat while we have continued to grow. The Greater Western New York Series does hold two financial stocks and has been more volatile than the Unrestricted Series as a result.

This leads us to perhaps the greatest near-term risk - and opportunity. Washington is in a changing mood, and we've continued to see several apparently major pieces of legislation passed. Many analysts fear these bills, in their raw form, might impede economic growth. It remains to be seen if Congressional reconciliation and final regulatory implantation might dilute some of the more draconian measures. Still, the market peaked just about the time Health Care reform passed and accelerated down during the debate leading to the financial regulation bill. One thing to remember, the political stars may be lining up for a repeat of 1994, when Republicans surprisingly captured both houses. In the weeks immediately after that, the market soared more than 10%.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



BULLFINCH FUND, INC.
PERFORMANCE SUMMARY
The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/98 to 4/30/10. These changes are then compared to a $10,000 investment in the Value Line Geometric Index, The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2000          $10,346                         $9,128
6/30/2000          $12,027                         $8,950
6/30/2002          $10,885                         $7,260
6/30/2003          $11,598                         $6,620
6/30/2004          $13,610                         $8,435
6/30/2005          $13,990                         $8,842
6/30/2006          $14,172                         $9,470
6/30/2007          $16,801                        $11,048
6/30/2008          $15,037                         $8,326
10/31/2008         $12,410                         $5,745
10/31/2009         $13,121                         $6,293
4/30/2010          $15,243                         $7,821

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2010    Unrestricted Series              Geometric Index

One-Year           +28.42%                       +49.50%
Five-Year          + 3.71%                       - 0.97%
Ten-Year           + 4.13%                       - 2.02%

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2000           $9,735                         $9,128
6/30/2001          $10,043                         $8,950
6/30/2002           $9,120                         $7,260
6/30/2003           $9,725                         $6,620
6/30/2004          $12,127                         $8,435
6/30/2005          $12,782                         $8,842
6/30/2006          $14,132                         $9,470
6/30/2007          $15,903                        $11,048
6/30/2008          $14,283                         $8,326
10/31/2008         $12,191                         $5,745
10/31/2009         $11,770                         $6,293
4/30/2010          $13,976                         $7,821

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2010    Greater Western New York Series  Geometric Index

One-Year           +39.46%                       +49.50%
Five-Year          - 4.79%                       - 0.97%
Ten-Year           + 4.53%                       - 2.02%

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2010
(UNAUDITED)


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2010 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,569,648                    $ 4,356,042

Cash                                                     268,074

Accrued Interest and Dividends                             3,593

Prepaid Expenses                                           1,860
                                                    ------------
Total Assets                                        $  4,629,569
                                                    ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses				                  $      9,642


NET ASSETS

Net Assets (Equivalent to $13.51 per share
   based on 341,992.263 shares of stock outstanding)   4,619,927
                                                    ------------

Total Liabilities and Net Assets                     $ 4,629,569
                                                    ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      341,992.263 Shares Outstanding                $  4,384,384

Accumulated Net Investment Loss                         (550,851)
                                                    ------------

Net Unrealized Depreciation on Investments               786,394
                                                    ============

Net Assets at April 30, 2010                        $  4,619,927





The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2010
(UNAUDITED)

                                 Historical
Common Stocks - 100%    Shares         Cost       Value

Computers - Software - 9.91%
  Microsoft  Corp.       6,200   $  151,626  $  189,317
  Oracle                 5,500       56,121     142,271
  Synopsis, Inc.         5,600      115,460     126,896
                                  ---------   ---------
                                    323,207     458,484

Medical Products and Supplies - 9.40%
  Johnson & Johnson      2,400      136,714     154,320
  Medtronic Inc.         3,000      147,940     131,070
  Stryker Corporation    2,600      125,743     149,344
                                  ---------   ---------
                                    410,397     434,734

Electrical Equipment - 7.38%
  Corning Inc.           9,700      108,148     186,725
  General Electric Co.   8,200      196,783     154,652
                                  ---------   ---------
                                    304,931     341,377

Semiconductors - 6.73%
  Intel Corp.            8,000      143,610     182,720
  National Semiconductor 8,700      143,165     128,586
                                  ---------   ---------
                                    286,775     311,306

Pharmaceuticals - 6.27%
  Mylan Inc.             6,300       87,179     138,663
  Pharmaceutical Product 5,500      129,615     151,305
                                  ---------   ---------
                                    216,794     289,968

Retail - Specialty - 5.44%
  Fastenal Co.           4,600      160,395     251,574

Retail - General - 4.51%
  Fred's Inc. Class A   15,000      152,560     208,350

Electronics Components - 3.82%
  Tyco Electronics       5,500      149,751     176,660

Beverages - 3.72%
  Hansen Natural Corp.   3,900      125,589     172,185

Information Services - 3.55%
  Interactive Data Corp. 4,900      127,966     164,003

Machinery - 3.42%
  Idex Corporation       4,700      151,555     157,920

                                 Historical
                        Shares         Cost       Value

Insurance - 3.24%
  Gallagher Arthur J&Co. 5,700      138,298     149,739

Commercial Services - 3.04%
  Paychex, Inc.          4,600      148,135     140,622

Building & Related - 3.00%
  Ameron International   2,000      127,814     138,780

Banking & Finance - 2.99%
  FIserv, Inc.           2,700      112,511     138,051

Biotech - 2.94%
  Meridian Bioscience    6,800      118,878     135,932

Food Processing - 2.73%
    Sensient Technologies 4,000      80,550     126,120

Oil & Related - 2.37%
  Frontier Oil Corp      7,200       86,163     109,440

Aerospace - 2.32%
  AAR Corporation        4,400       83,191     107,272

Computers - Networking - 2.21%
  Cisco Systems, Inc.    3,800       55,372     102,334

Utilities - Natural Resources - 2.02%
  Chesapeake Utilities   3,100       57,194      93,372

Industrial Services - 1.67%
  Expeditors Int'l
         Washington      1,900       61,567      77,349

Computers - Hardware - 1.52%
  Dell Corporation       4,350       90,055      70,470

Schwab Money Market - 5.80%                     268,074

Total Investments in Securities $ 3,569,648 $ 4,624,116
                                  =========   =========

(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2010
(UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                           $     107,272      2.32%
Banking & Finance                   $     138,051      2.99%
Beverages                           $     172,185      3.72%
Biotech                             $     135,932      2.94%
Building & Related                  $     138,780      3.00%
Commercial Services                 $     140,622      3.04%
Computers - Hardware                $      70,470      1.52%
Computers - Networking              $     102,334      2.21%
Computers - Software                $     458,484      9.91%
Electrical Equipment                $     341,377      7.38%
Electronics Components              $     176,660      3.82%
Food Processing                     $     126,120      2.73%
Industrial Services                 $      77,349      1.67%
Information Services                $     164,003      3.55%
Insurance                           $     149,739      3.24%
Machinery                           $     157,920      3.42%
Medical Products & Supplies         $     434,734      9.40%
Oil & Related                       $     109,440      2.37%
Pharmaceuticals                     $     289,968      6.27%
Retail - General                    $     208,350      4.51%
Retail - Specialty                  $     251,574      5.44%
Semiconductors                      $     311,306      6.73%
Utilities - Natural Resources       $      93,372      2.02%
                                      -----------    -------
Total Equities                      $   4,356,042     94.20%

Cash & Equivalents                  $     268,074      5.80%
                                      -----------    -------

Total Invested Assets               $   4,624,116    100.00%
                                      ===========    =======






The accompanying notes are an integral part of these statements.








UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2009
TO APRIL 30, 2010, FOR THE YEAR ENDED OCTOBER 31, 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008
AND FOR THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)

	                       4/2010        4/2009       10/2008        6/2008
INVESTMENT INCOME:
   Dividends               $ 37,090    $   71,612     $  28,411     $ 121,723

EXPENSES:
   Management Fees           22,479        42,876        17,005        53,669
   Legal and Professional     6,140        12,521         6,164        12,020
   Director's Fees                0         1,200           650         1,200
   D&O/E&O                    4,459         8,684         2,873         7,685
   Fidelity Bond                  0           919           919         1,058
   Taxes                        300           585           300           309
   Telephone                    134            95             0           137
   Registration Fees            775         2,751           118         1,275
   Custodian Fees             7,783         2,677         2,737         2,865
   Dues and Subscriptions     1,737         2,034           216         2,484
                           --------      --------      --------     ---------
Total expense                43,807        74,342        30,982        82,702
                           --------      --------      --------     ---------
Net investment income (loss) (6,717)       (2,730)       (2,571)       39,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions   70,233      (281,373)            0         2,740
Unrealized appreciation
     (depreciation) during
      the period	           713,461       517,501      (859,412)     (598,228)
                           --------      --------      --------      --------
Net gain (loss) on
      investments	           783,694       236,128      (859,412)     (595,488)
                           --------      --------      --------      --------

INCREASE (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS       $ 776,977     $ 233,398     $(861,983)    $(556,467)

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2009 TO APRIL 30, 2010, FOR THE YEAR ENDED OCTOBER 31, 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008
AND THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)

	                       4/2010        4/2009       10/2008        6/2008
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)$(6,717)   $  (2,730)    $  (2,571)    $  39,021
 Net realized gain (loss) from
     security transactions   70,233      (281,373)            0         2,740
 Net change in unrealized
     Appreciation (depreciation)
     of investments         713,461       517,501      (859,412)     (598,228)
                           --------      --------      --------      --------
Increase (decrease) in
     net assets resulting
     from operations        776,977       233,398      (861,983)     (556,467)

CAPITAL SHARE TRANSACTION:
  Sales                      92,419       139,406       325,468       368,454
  Redemptions              (246,466)     (650,802)      (92,678)      (71,018)
Total capital share
  transactions             (154,047)     (511,396)      232,790       297,436
                           --------      --------      --------      --------
Increase in net assets      622,930      (277,998)     (629,193)     (259,031)

NET ASSETS:
  Beginning of period   $ 3,996,997     4,274,995     4,904,188     5,163,219
  End of period         $ 4,619,927     3,996,997     4,274,995     4,904,188

The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2010 (UNAUDITED)


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2009 the Series has capital loss carryforwards of $281,373 which expire in eight years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $125,765 and ordinary income of $24,454 to its shareholders on December 27, 2006 in the form of stock dividends equal to 10,586.286 shares of stock. The Series made a distribution of its long term capital gains of $74,306, its short term capital gains of $70,928 and ordinary income of $17,901 to its shareholders on June 27, 2007 in the form of stock dividends equal to 10,992.948 shares of stock. The Series made a distribution of its long term capital gains of $86,821 and ordinary income of $22,790 to its shareholders on December 26, 2007 in the form of stock dividends equal to 7,735.411 shares of stock. The Series made a distribution of its ordinary income of $14,355 to its shareholders on June 27, 2008 in the form of stock dividends equal to 1,104.207 shares of stock. The Series made a distribution of its ordinary income of $7,748 to its shareholders on December 30, 2008, in the form of stock dividends equal to 779.456 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates. Subsequent events were evaluated through December 23, 2009.

NOTE C - INVESTMENTS

For the period November 1, 2009 to April 30, 2010, the Series purchased $531,238 of common stock. During the same period, the Series sold
$126,779 of common stock.

For the year ended October 31, 2009, the Series purchased $656,031 of common stock. During the same period, the Series sold $950,748 of common stock

For the four months ended October 31, 2008, the Series purchased $509,741 of common stock. During the same period, the Series sold $0 of common stock.

For the year ended June 30, 2008, the Series purchased $1,509,753 of common stock. During the same period, the Series sold $1,275,745 of common stock.

At April 30, 2010, the gross unrealized appreciation for all securities totaled $887,072 and the gross unrealized depreciation for all securities totaled $100,678, or a net unrealized appreciation of $786,394. The aggregate cost of securities for federal income tax purposes at April 30, 2010 was $3,569,648.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $337,999 and the gross unrealized depreciation for all securities totaled $265,066, or a net unrealized appreciation of $72,933. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $3,098,089.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $308,970 and the gross unrealized depreciation for all securities totaled $753,538, or a net unrealized depreciation of $444,568. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $3,674,180.

At June 30, 2008, the gross unrealized appreciation for all securities totaled $647,125 and the gross unrealized depreciation for all securities totaled $232,280, or a net unrealized appreciation of $414,845. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $3,164,439.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & Mulhern Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2009 to April 30, 2010, the fiscal year ended October 31, 2009, the four months ended October 31, 2008, and the year ended June 30, 2008, the fund paid investment advisory fees of $$22,479, $42,876, $17,005, and $53,669 respectively.

On April 30, 2010, the fund had $3,951 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                              Shares          Amount

Balance at June 30, 2007                 348,746.944     $ 4,387,887

Shares sold during 2008                   26,404.727         368,454
Shares Redeemed during 2008               (5,134.964)        (71,018)
Reinvestment of Distributions,
   December 26, 2007                       7,735.411         109,611
Reinvestment of Distributions,
   June 27, 2008                           1,104.207          14,355

Balance at June 30, 2008                 378,856.325     $ 4,809,289

Shares sold during short period 2008      28,641.407         325,468
Shares Redeemed during short period 2008  (7,089.452)        (92,678)

Balance at October 31, 2008              400,408.280     $ 5,042,079

Shares sold during 2009                   13,278.412         139,406
Shares redeemed during 2009              (59,858.012)       (650,802)
Reinvestment of Distributions,
   December 30, 2008                         779.456           7,748

Balance at October 31, 2009              354,608.136     $ 4,538,431

Shares sold during period                  7,408.713          92,419
Shares redeemed during period            (20,024.586)       (246,466)

Balance at April 30, 2010                341,992.263     $ 4,384,384

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2009 TO APRIL 30, 2010,
FOR THE YEAR ENDED OCTOBER 31, 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND
THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)


	                       4/2010       10/2009       10/2008        6/2008

NET ASSET VALUE,
  beginning of period       $ 11.27        $10.68        $12.94        $14.81

INCOME FROM INVESTMENT
  OPERATIONS
    Net investment
     income (loss)            (0.02)        (0.01)        (0.01)         0.10
  Net gain (loss) on
    securities both
    realized and
    unrealized                 2.26          0.58         (2.25)        (2.31)

Total from investment
    Operations                 2.24          0.57         (2.26)        (2.21)

DISTRIBUTIONS
 Dividends                     0.00          0.02          0.00          0.34

NET ASSET VALUE,
   end of period            $ 13.51        $11.27        $10.68        $12.94


NET ASSETS,
   end of period         $4,619,927    $3,996,997    $4,274,995    $4,904,188

                             Actual**      Actual        Actual        Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*       1.02%**       1.84 %        0.64 %        1.62 %

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*      (0.16)%**     (0.07)%       (0.05)%        0.77%

PORTFOLIO TURNOVER RATE*       2.95%**      16.23%         0.00%        25.03%

TOTAL RETURN                  16.17%         5.73%       (28.44)%      (10.76)%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2009 to April 30, 2010











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2010
(UNAUDITED)



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2010 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
        identified cost of $631,886                           $  792,838

Cash                                                              12,690

Accrued Interest and Dividends                                       644

Prepaid Expenses                                                     361
                                                              ----------

Total assets                                                   $ 806,533
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     1,447
                                                              ----------


NET ASSETS

Net assets (equivalent to $13.43 per share
    based on 59,957.481 shares of stock outstanding)             805,086
                                                              ----------

Total Liabilities and Net Assets                               $ 806,533
                                                              ==========

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      59,957.481 Shares Outstanding                            $ 689,703

Accumulated net investment loss                                  (45,569)

Net unrealized appreciation on investments                       160,952
                                                              ----------

Net assets at April 30, 2010                                   $ 805,086
                                                              ==========




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES April 30, 2010 (UNAUDITED)


                                         Historical
Common Stocks - 100%	           Shares       Cost        Value


Electronics Components - 10.09%
  Astronics Corp.                  1,750  $  15,396     $ 25,305
  IEC Electronics Corp.            4,518      6,984       23,855
  Tyco Electronics                 1,000     27,259       32,120
                                           --------     --------
                                             49,639       81,280
Electrical Equipment - 10.02%
  Corning, Inc.                    1,900     21,673       36,575
  General Electric Co.             1,450     35,248       27,347
  Ultralife Corporation.           4,000     25,175       16,760
                                           --------     --------
                                             82,096       80,682
Medical Products & Supplies - 8.69%
  Bristol-Myers Squibb Co.         1,000     21,938       25,310
  Greatbatch Technologies            850     18,984       18,989
  Johnson & Johnson                  400     22,617       25,720
                                           --------     --------
                                             63,539       70,019
Aerospace - 7.82%
  Harris Corporation                 500     24,989       25,740
  Moog, Inc. Class A                 637     15,976       23,677
  Northrop Grumman                   200      2,536       13,566
                                           --------     --------
                                             43,501       62,983
Banking & Finance - 6.93%
  Community Bank System            1,200     23,452       29,604
  M &T Bank Corp.                    300     29,839       26,205
                                           --------     --------
                                             53,291       55,809
Real Estate & Related - 5.22%
  Home Properties Inc.               400     16,297       19,876
  Sovran Self Storage                600     23,459       22,134
                                           --------     --------
                                             39,756       42,010
Railroads - 4.37%
  Genesee & Wyoming Class A          900      2,522       35,190

Computers - Services - 4.08%
  Computer Task Group Inc.         3,500     11,872       32,865

Machinery - 3.98%
  Columbus McKinnon Corp.            100      2,344        1,803
  Idex Corporation                   900     29,029       30,240
                                           --------     --------
                                             31,373       32,043
Commercial Services - 3.78%
  Harris Interactive, Inc.         2,200      6,273        2,970
  Paychex, Inc.                      900     24,805       27,513
                                           --------     --------
                                             31,078       30,483
Retail - Specialty - 3.73%
  Fastenal Co.                       550     19,186       30,080

Steel - 3.73%
  Gibraltar Industries Inc.        2,000     25,111       30,040

Foods & Beverages - 3.40%
  Constellation Brands Inc.        1,500     15,118       27,405



                                         Historical
                                  Shares       Cost        Value

Utilities - Natural Resources - 3.23%
  National Fuel Gas Co.              500     11,250       26,010

Automotive - 3.12%
  Monro Muffler Brake Inc.           700     12,443       25,158

Metal Fabrication & Hardware - 3.10%
  Graham Corp.                     1,400     15,140       24,990

Computers - Software - 2.89%
  Oracle                             900     12,070       23,281

Computers - Hardware - 2.82%
  Dell Corporation                 1,400     23,781       22,680

Office Equipment - 1.89%
  Xerox Corp.                      1,400     17,817       15,260

Telecommunications - 1.78%
  Frontier Communications          1,800     20,663       14,328

Photographic Equipment and Suppliers - 1.22%
  Eastman Kodak Co.                1,600     34,170        9,808

Computers - Distributors - 0.90%
  Ingram Micro                       400      4,230        7,264

Packaging & Containers - 0.80%
  Mod Pac Corporation              1,130      4,875        6,475

Airlines - 0.41%
  Southwest Airlines Co.             250      3,447        3,295

Health Care Service Provider - 0.32%
  VirtualScopics, Inc.             2,000      2,981        2,560

Industrial Materials - 0.10%
  Servotronics, Inc.                 100        937          840


Schwab Money Market - 1.58%                               12,690


Total Investments in Securities           $ 631,886    $ 805,528


GREATER WESTERN NEW YORK SERIES
 (A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2010 (UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                          $       62,983       7.82%
Airlines                           $        3,295       0.41%
Automotive                         $       25,158       3.12%
Banking & Finance                  $       55,809       6.93%
Commercial Services                $       30,483       3.78%
Computers - Distributors           $        7,264       0.90%
Computers - Hardware               $       22,680       2.82%
Computers - Services               $       32,865       4.08%
Computers - Software               $       23,281       2.89%
Electrical Equipment               $       80,682      10.02%
Electronics Components             $       81,280      10.09%
Foods & Beverages                  $       27,405       3.40%
Health Care Service Provider       $        2,560       0.32%
Industrial Materials               $          840       0.10%
Machinery                          $       32,043       3.98%
Medical Products & Supplies        $       70,019       8.69%
Metal Fabrication & Hardware       $       24,990       3.10%
Office Equipment                   $       15,260       1.89%
Packaging & Containers             $        6,475       0.80%
Photographic Equipment & Suppliers $        9,808       1.22%
Railroads                          $       35,190       4.37%
Real Estate & Related              $       42,010       5.22%
Retail - Specialty                 $       30,080       3.73%
Steel                              $       30,040       3.73%
Telecommunications                 $       14,328       1.78%
Utilities - Natural Resources      $       26,010       3.23%
                                   --------------   --------
Total Equities                     $      547,416      82.53%

Cash & Equivalents                 $       12,690       1.58%
                                   --------------   --------
Total Invested Assets              $      805,528    100.00%

                                   ==============   ========



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2009 TO
APRIL 30, 2010, FOR THE YEAR ENDED OCTOBER 31, 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008
AND THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)

	                       4/2010       10/2009       10/2008        6/2008
INVESTMENT INCOME:
   Dividends               $  6,991      $ 14,568      $  4,826     $  15,049
EXPENSES:
   Management fees            4,657         8,557         3,422         9,448
   Reimbursement of
      Management Fees             0        (1,909)            0          (156)
   Legal and Professional       682         1,647           707         1,380
   Director's Fees                0         1,200           650         1,200
   D&O/E&O                      495           965           319           902
   Fidelity Bond                  0           102           102           117
   Taxes                        416           665           300           150
   Telephone                    134            95             0           137
   Registration Fees          1,935           651           107           300
   Custodian Fees             1,137           587           702           394
   Dues and Subscriptions       937         1,234           216         1,284
                           --------      --------      --------     ---------
Total expense                10,393        13,794         6,525        15,156
                           --------      --------      --------     ---------
Net investment income (loss) (3,402)          774        (1,699)         (107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from securities
     Transactions             5,130       (15,528)         (446)       21,036
Unrealized appreciation (depreciation)
     during the period      172,007       (13,899)     (134,961)     (100,995)
                           --------      --------      --------     ---------
Net gain (loss)
     on investments         177,137       (29,427)     (135,407)      (79,959)
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS         $ 173,735      $(28,653)    $(137,106)    $ (80,066)

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2008 TO APRIL 30, 2009, FOR THE YEAR ENDED OCTOBER 31, 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008
AND THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)

	                       4/2010       10/2009       10/2008        6/2008
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)$(3,402)    $    774      $ (1,699)    $    (107)
 Net realized gain (loss) from
  security transactions        5,130      (15,528)         (446)       21,036
 Net change in unrealized
  appreciation (depreciation)
  of investments            172,007       (13,899)     (134,961)     (100,995)
                           --------      --------      --------     ---------
Increase (decrease) in
  net assets resulting
  from operations           173,735       (28,653)     (137,106)      (80,066)

CAPITAL SHARE TRANSACTIONS:
   Sales                     25,519        12,297       151,830       122,449
   Redemptions              (88,653)      (60,725)       (7,102)       (6,000)
                           --------      --------      --------     ---------
Total capital
   share transactions       (63,134)      (48,428)      144,728       116,449
                           --------      --------      --------     ---------
Increase in net assets      110,601       (77,081)        7,622        36,383

NET ASSETS:
   Beginning of period      694,485       771,566       763,944       727,561
   End of period           $805,086       694,485       771,566       763,944

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS APRIL 30, 2010 (UNAUDITED)



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2009 the Series has capital loss carryforwards of $15,974 which expire in eight years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long-term capital gains of $3,850 to its shareholders on December 27, 2006, in the form of stock dividends equal to 286.269 shares of stock. The Series made a distribution of its long-term capital gains of $24,796 to its shareholders on December 26, 2007, in the form of stock dividends equal to 1,711.274 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates. Subsequent events were evaluated through December 23, 2009.

NOTE C - INVESTMENTS

For the period from November 1, 2009 to April 30, 2010, the Series purchased $0 of common stock. During the same period, the Series sold $17,783 of common stock.

For the year ended October 31, 2009, the Series purchased $46,398 of common stock. During the same period, the Series sold $27,690 of common stock.

For the year ended June 30, 2008, the Series purchased $216,441 of common stock. During the same period, the Series sold $122,654 of common stock.

At April 30, 2010, the gross unrealized appreciation for all securities totaled $ 221,095 and the gross unrealized depreciation for all securities totaled $60,143, or a net unrealized appreciation of $160,952. The aggregate cost of securities for federal income tax purposes at April 30, 2010 was $631,886.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $110,953 and the gross unrealized depreciation for all securities totaled $122,008 or a net unrealized depreciation of $11,055. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $645,514.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $119,091 and the gross unrealized depreciation for all securities totaled $116,247, or a net unrealized appreciation of $2,844. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $642,996.

At June 30, 2008, the gross unrealized appreciation for all securities totaled $205,277 and the gross unrealized depreciation for all securities totaled $67,473, or a net unrealized appreciation of $137,804. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $513,973.

At June 30, 2007, the gross unrealized appreciation for all securities totaled $255,545 and the gross unrealized depreciation for all securities totaled $16,747, or a net unrealized appreciation of $238,798. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $399,149.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a
Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset
Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2009 to April 30, 2010, the fiscal year ended October 31, 2009, the four months ended October 31, 2008, and the year ended June 2008, the fund paid investment advisory fees of $4,657, $6,648, $3,422 and $9,292 respectively.

On April 30, 2010 the fund had $815 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares       Amount


Balance at June 30, 2007	                    48,994.697	$ 515,292

Shares sold during 2008	                     8,926.488	  122,449
Shares redeemed during 2008	                      (418.003)	   (6,000)
Reinvestment of Distributions, December 26, 2007 1,711.274	   24,796

Balance at June 30, 2008				   59,214.456	$ 656,537

Shares sold during short period 2008             11,499.549      151,830
Shares redeemed during short period 2008           (701.804)      (7,102)

Balance at October 31, 2008                      70,012.201    $ 801,265

Shares sold during 2009                           1,278.357       12,297
Shares redeemed during 2009                      (6,022.385)     (60,725)

Balance at October 31, 2009                      65,268.173     $752,837

Shares sold during period                         2,061.508       25,519
Shares redeemed during period                    (7,372.200)     (88,653)

Balance at April 30, 2010                        59,957.481    $ 689,703

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2008 TO APRIL 30, 2009,
FOR THE YEAR ENDED OCTOBER 31, 2009 AND
FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 AND
THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)

         1         2         3         4         5         6         7         8
12345678901234567890123456789012345678901234567890123456789012345678901234567890

	                       4/2010       10/2009       10/2008        6/2008
NET ASSET VALUE,
    beginning of period    $  10.64       $ 11.02      $  12.90       $ 14.85

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
     (loss)                   (0.06)         0.01         (0.02)         0.00
  Net gain (loss) on
     securities both
     realized and
     unrealized                2.85         (0.39)        (1.86)        (2.43)
Total from investment
     Operations                2.79         (0.38)        (1.88)        (2.43)

DISTRIBUTIONS
    Dividends                  0.00          0.00          0.00          0.48

NET ASSET VALUE,
    end of period           $ 13.43        $10.64        $11.02       $ 12.90

NET ASSETS, end of period  $805,086      $694,485      $771,566      $763,944

                             Actual**      Actual        Actual        Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*           1.39%**       2.00%         0.79%         2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*         1.39%**       2.28%         0.79%         2.03%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*       (0.46)%**      0.11%        (0.21)%       (0.01)%

PORTFOLIO TURNOVER RATE*       0.00%**       4.02%         6.07%        16.22%

TOTAL RETURN                  18.74%        (3.45)%      (26.93)%      (10.18)%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2009 to April 30, 2010.

The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                    11/1/09     4/30/10 Expense Ratio During Period+
Unrestricted Series	$ 1,000.00	$ 1,161.70	        1.02%	      $  5.47
Greater Western
   New York Series	  1,000.00	  1,187.40	        1.39%	      $  7.54
HYPOTHETICAL+
Unrestricted Series	  1,000.00	  1,025.00	        0.93%	      $  4.67
Greater Western
   New York Series	  1,000.00	  1,025.00	        1.15%	      $  5.77

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2009 to April 30, 2010).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 49  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Gordon Stanton, 51      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa Stanton
  Apt 7C                                Length of Time   Asset Management, LLC;
  New York,                             Served:          Vice-President,
  NY  10128                             Since 1997       and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 50    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 50   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 50   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 50 Director        Term of Office:  Managing Member,        2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman and Martin, LLC;
  Seattle,                              Length of Time   Consultant, Robson Forensic;
  WA  98103                             Served:          Aecon Buildings, Inc.;
                                        Since 1997       Project Manager,
                                                         American Home Builders

Bryan D. Hickman, 65    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

Michael J. Morris, 49	Director; Audit	Term of Office: N/A	Actuary			2		N/A
  72 Lovely Street		Committee	Length of Time		United Healthcare
  Unionville, CT 06085			Served: Since 1997


Lois Niland, 58         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 49 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1. Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2. The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the Independent Directors noted the Series' long-term performance exceeded the benchmarks and were in-line with or better than its peers (as reported by Lipper).
3. The cost of adviser services and the profits realized by the Adviser - the Independent Directors noted the Adviser is not charging and is not receiving an excessive amount of profit for, among other reasons, its continued subsidization of the Greater Western New York Series.
4. Extent to which economies of scale would be realized as a fund group - the Independent Directors noted the advisery fee schedule includes breakpoints and that the Fund is not subject to sales charges or Rule 12b-1 fees.
5. Do fee levels reflect economies of scale for the benefit of fund investors?
- the Independent Directors noted the Adviser has already agreed to cap the fees at 2% and reduce that cap to 1.5% when a Series' assets exceed $10 million. The Independent Directors noted there was an increase in expenses primarily due to the D&O/E&O costs and expressed a desire for increased direct marketing in order to further take advantage of economies of scale.
6. For the above comparison of fees and services, the Board relied on material provided by the Adviser, and, because much of this material came from third party sources, the Board did not obtain information independent of the Investment Adviser.


Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.



Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2009     10/31/2008

            Audit Fees              $11,500          $ 6,200

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $     0
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: June 28, 2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: June 28, 2010